Related Parties - Summary of Directors and Executive Board Management Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2	$ 2	$ 2
Share-based payment
Total Compensation	2	2	2
Executive Committee [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	15	24	4
Termination benefits	0	0	2
Share-based payment	35	33	7
Total Compensation	$ 50	$ 57	$ 13